Stock-based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Notes To Financial Statements [Abstract]
Schedule of assumptions
2017
Weighted average expected life in years	5.0
Weighted average risk free interest rate	1.76%
Weighted average volatility	120.00%
Forfeiture rate	0.0%
Expected dividend yield	0.0%

	2017	2016
Weighted average expected life in years	5.0	5.0
Weighted average risk free interest rate	1.76%	1.28%
Weighted average volatility	120.00%	133.54%
Forfeiture rate	0.0%	0.0%
Expected dividend yield	0.0%	0.0%

Summary of option activity
		Weighted
		Average
		Exercise Price
	Options	per share
Outstanding at December 31, 2017	21,593,385	$0.31
Granted	-	$-
Exercised	-	$-
Forfeited or expired	-	$-
Outstanding at March 31, 2018	21,593,385	$0.31

Vested and exercisable at March 31, 2018	21,593,385	$0.31

		Weighted
		Average
		Exercise Price
	Options	per share
Outstanding at December 31, 2015	10,073,385	$0.62
Granted	6,130,000	$0.10
Exercised	-	$-
Forfeited or expired	-	$-
Outstanding at December 31, 2016	16,203,385	$0.38
Granted	5,550,000	$0.11
Exercised	-	$-
Forfeited or expired	(160,000)	$0.22
Outstanding at December 31, 2017	21,593,385	$0.31

Vested and exercisable at December 31, 2017	21,593,382	$0.31

Schedule of Other Share-based Compensation, Activity

		Weighted
		Average
		Exercise Price
	Options	per share
Outstanding at December 31, 2015	175,002	$0.36
Granted	6,130,000	$0.10
Vested	(6,305,002)	$0.11
Forfeited or expired	—	$—
Outstanding at December 31, 2016	—	$—
Granted	5,550,000	$0.11
Vested	(5,550,000)	$0.11
Forfeited or expired	—	$—
Outstanding at December 31, 2017	—	$—